Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities.
At beginning of financial year	$ 231,288	$ 157,839
Additions	59,634	68,177
Lease remeasurement	86,266	108,036
Derecognition of lease liabilities	(138,219)
Repayments	(101,830)	(102,764)
At end of financial year	137,139	231,288
Non-current	72,836	60,588
Current	$ 64,303	$ 170,700